As filed with the Securities and Exchange Commission on July 6, 2020
Securities Act File No. 333-191837
Investment Company Act File No. 811-22903

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 274	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 276	☒
(Check appropriate box or boxes)

J.P. Morgan Exchange-Traded Fund Trust
(Exact Name of Registrant Specified in Charter)

277 Park Avenue
New York, New York, 10172
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (800) 480-4111
Gregory S. Samuels, Esq.
J.P. Morgan Investment Management Inc.
4 New York Plaza
New York, New York 10004
(Name and Address of Agent for Service)

With copies to:
Zachary E. Vonnegut-Gabovitch, Esq. JPMorgan Chase & Co. 4 New York Plaza New York, NY 10004	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 274 relates to the following Funds:
JPMorgan BetaBuilders MSCI US REIT ETF
JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
JPMorgan Core Plus Bond ETF
JPMorgan Corporate Bond Research Enhanced ETF
JPMorgan Global Bond Opportunities ETF
JPMorgan High Yield Research Enhanced ETF
JPMorgan Municipal ETF
JPMorgan U.S. Aggregate Bond ETF
JPMorgan Ultra-Short Income ETF
JPMorgan Ultra-Short Municipal Income ETF
JPMorgan USD Emerging Markets Sovereign Bond ETF

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, J.P. Morgan Exchange-Traded Fund Trust, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Brooklyn and State of New York on the 6th day of July, 2020.
J.P. Morgan Exchange-Traded Fund Trust
By:	Joanna Gallegos*
Name: Joanna Gallegos
Title: President and Principal Executive Officer
Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on July 6, 2020.
Gary L. French*
Gary L. French
Trustee

Thomas P. Lemke*
Thomas P. Lemke
Trustee

Emily Youssouf*
Emily Youssouf
Trustee

Lauren A. Paino*
Lauren A. Paino
Treasurer and Principal Financial Officer

*By:	/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Attorney-in-fact
Robert J. Grassi*
Robert J. Grassi
Trustee

Lawrence Maffia*
Lawrence Maffia
Trustee

Robert Deutsch*
Robert Deutsch
Trustee

Joanna Gallegos*
Joanna Gallegos
President and Principal Executive Officer

Exhibit Index
Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase